SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Weighted average interest rates, bank deposit	1.26%	0.40%
Employees entitled severance monthly deposit, as a percentage of salary	8.33%
Severance expense	$ 2,503	$ 1,794	$ 1,187
Marketing expenses	$ 10,622	$ 7,498	$ 5,896
Antidilutive securities excluded from computation of earnings per share, amount	1,381,114	484,726	437,176
Changes in fair value of warrants to purchase preferred shares			$ 4,309
Deferred taxes and retained earnings increased	$ 12,200
United States [Member]
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	60.00%
Maximum annual contribution per employee	$ 18
Matching contribution expense	1,259	907	544
United States [Member] | Employees Over Fifty Years [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 24
United States [Member] | First 3% of Employee Contribution [Member]
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
United States [Member] | Next 2% of Employee Contribution [Member]
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	2.00%
Foreign Exchange Forward and Option [Member]
Significant Accounting Policies [Line Items]
Accumulated other comprehensive loss from currency forward and option transactions	$ 34	93
Accumulated other comprehensive loss from currency forward and option transactions, tax	6	18
Notional amounts	17,800
Fair value of derivative asset	347	139
Foreign Exchange Forward and Option [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	72	130
Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Notional amounts	6,698
Financial expenses from hedging transaction, net	270	260	$ 35
Foreign Exchange Forward [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	6	13
Foreign Exchange Forward [Member] | Derivative Assets [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative asset	$ 32	$ 16
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	13 years